Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Jan-18	Distribution Date	15-Feb-18
Collection Period End	31-Jan-18	30/360 Days	30
Beg. of Interest Period	16-Jan-18	Actual/360 Days	30
End of Interest Period	15-Feb-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	669,665,903.62	611,077,845.62	0.4387196
Total Securities		1,392,866,550.14	669,665,903.62	611,077,845.62	0.4387196
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	1.939450%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	332,799,353.48	274,211,295.48	0.7216087
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	58,588,058.00	413,225.86	154.1791000	1.0874365
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	58,588,058.00	569,975.86

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	9,865,245.89
Monthly Interest	3,336,474.45

Total Monthly Payments	13,201,720.34

Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	348,263.86
Aggregate Sales Proceeds Advance	23,504,584.60

Total Advances	23,852,848.46
Vehicle Disposition Proceeds:
Reallocation Payments	33,285,451.22
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	12,606,664.53
Excess Wear and Tear and Excess Mileage	329,572.65
Remaining Payoffs	0.00
Net Insurance Proceeds	816,636.27
Residual Value Surplus	374,771.40

Total Collections	84,467,664.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		21,707,868.28			1,512
Involuntary Repossession		346,496.94			25
Voluntary Repossession		146,135.00			13
Full Termination		11,049,971.00			865
Bankruptcty		34,980.00			3
Insurance Payoff			803,542.34		47
Customer Payoff				539,737.85	30
Grounding Dealer Payoff				7,608,658.84	411
Dealer Purchase				2,474,826.36	106

Total		33,285,451.22	803,542.34	10,623,223.05	3,012

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,982	786,651,747.00	7.00000%	669,665,903.62
Total Depreciation Received		(11,814,220.20)		(9,155,217.06)
Principal Amount of Gross Losses	(85)	(1,575,949.30)		(1,351,982.59)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,434)	(25,307,420.98)		(22,150,661.91)
Scheduled Terminations	(1,637)	(29,615,744.20)		(25,930,196.44)

Pool Balance - End of Period	34,826	718,338,412.32		611,077,845.62
Remaining Pool Balance
Lease Payment				95,531,096.78
Residual Value				515,546,748.84

Total				611,077,845.62

III. DISTRIBUTIONS

Total Collections					84,467,664.87
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					84,467,664.87

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	714,985.95
3. Reimbursement of Sales Proceeds Advance	19,894,411.85
4. Servicing Fee:
Servicing Fee Due	558,054.92
Servicing Fee Paid	558,054.92
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	21,167,452.72
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	413,225.86
Class A-3 Notes Monthly Interest Paid	413,225.86
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	569,975.86
Total Note and Certificate Monthly Interest Paid	569,975.86
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	62,730,236.29
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	58,588,058.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	58,588,058.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,142,178.29

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,964,332.75
Required Reserve Account Amount		20,892,998.25
Beginning Reserve Account Balance		20,892,998.25
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,892,998.25
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,142,178.29
Gross Reserve Account Balance		25,035,176.54
Remaining Available Collections Released to Seller		4,142,178.29
Total Ending Reserve Account Balance		20,892,998.25

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.83
Monthly Prepayment Speed		94%
Lifetime Prepayment Speed		88%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,409,459.40
Securitization Value of Defaulted Receivables and Casualty Receivables	1,351,982.59	85
Aggregate Defaulted and Casualty Gain (Loss)	57,476.81
Pool Balance at Beginning of Collection Period	669,665,903.62
Net Loss Ratio
Current Collection Period	0.0086%
Preceding Collection Period	-0.0206%
Second Preceding Collection Period	-0.0062%
Third Preceding Collection Period	-0.0314%

Cumulative Net Losses for all Periods	0.2676%	3,727,849.77

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.74%	4,971,805.91	294
61-90 Days Delinquent	0.26%	1,761,471.23	104
91-120 Days Delinquent	0.10%	667,259.12	39
More than 120 Days	0.03%	228,179.09	13
Total Delinquent Receivables:	1.11%	7,628,715.35	450

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.40%	0.41%
Preceding Collection Period		0.36%	0.38%
Second Preceding Collection Period		0.26%	0.28%
Third Preceding Collection Period		0.25%	0.26%
60 Day Delinquent Receivables		2,841,296.21
Delinquency Percentage		0.42%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		32,757,839.28	2,377
Securitization Value		35,602,904.54	2,377

Aggregate Residual Gain (Loss)		(2,845,065.26)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		282,385,421.39	20,006
Cumulative Securitization Value		297,319,706.89	20,006

Cumulative Residual Gain (Loss)		(14,934,285.50)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,420,101.17
Reimbursement of Outstanding Advance			19,894,411.85
Additional Advances for current period			23,504,584.60

Ending Balance of Residual Advance			35,030,273.92

Beginning Balance of Payment Advance			1,579,584.28
Reimbursement of Outstanding Payment Advance			714,985.95
Additional Payment Advances for current period			348,263.86

Ending Balance of Payment Advance			1,212,862.19

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO